Average Annual Total Returns		12 Months Ended	60 Months Ended	114 Months Ended
	Oct. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Diamond Hill Short Duration Income Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	1.49%
Diamond Hill Short Duration Income Fund | Bloomberg 1-3 Year US Government/Credit Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		5.35%	1.97%	2.02%
Diamond Hill Short Duration Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A (formerly Investor) Before Taxes
Average Annual Return, Percent		3.52%	3.88%	3.66%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Short Duration Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I Before Taxes
Average Annual Return, Percent		6.60%	4.73%	4.25%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Short Duration Income Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		4.03%	2.69%	2.48%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Short Duration Income Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.87%	2.72%	2.48%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Short Duration Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class Y Before Taxes
Average Annual Return, Percent		6.62%	4.85%	4.37%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Core Bond Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	1.49%
Diamond Hill Core Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A (formerly Investor) Before Taxes
Average Annual Return, Percent		2.93%	(0.41%)	1.63%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Core Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I Before Taxes
Average Annual Return, Percent		7.16%	0.61%	2.33%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Core Bond Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		5.08%	(0.97%)	0.96%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Core Bond Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.21%	(0.23%)	1.18%
Performance Inception Date	Jul. 05, 2016
Diamond Hill Core Bond Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class Y Before Taxes
Average Annual Return, Percent		7.39%	0.74%	2.45%
Performance Inception Date	Jul. 05, 2016